ALLOWANCE FOR LOAN LOSSES (Schedule of Changes in the Allowance for Loan Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	$ 234	$ 307	$ 385
Provision for loan losses	$ 70	$ (73)	(68)
Loans charged off			10
ALLL balance at June 30	$ 304	$ 234	$ 307